UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2009

Check here if amendment [ ]; Amendment Number: __

This Amendment (Check only one):  [ ] a restatement
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this report:

Name:             Greenhaven Associates, Inc.
                  Three Manhattanville Road
                  Purchase, NY 10577

Form 13F File Number:  28-2408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Chris A. Wachenheim
Title:   Executive Vice President
Phone:   914-253-9374

Signature, Place, and Date of Signing:

/s/  Chris A. Wachenheim            Purchase, NY             August 4, 2009
------------------------            ------------             --------------
       [Signature]                  [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported in this report, and all holdings are reported by other reporting manager(s). )

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s). )

List of other Managers Reporting for this Manager:
[If there are no entries in this list omit this section.]

Form 13F File Number                Name

------------------------            --------------------------------
[Repeat as necessary.]

                          Greenhaven Associates, Inc.
                        13F Period Ending June 30, 2009

              COL 1                   COL 2      COL 3       COL 4        COL 5              COL 6                    COL 7
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                                    TITLE OF                 VALUE      PRINCIPAL                 SHARED
             SECURITY                 CLASS      CUSIP       ($000)       AMOUNT       SOLE        OTHER        SOLE         NONE
------------------------------------------------------------------------------------------------------------------------------------
3M Company (MMM)                     COMMON    88579Y101     195,033     3,245,138     622,150   2,622,988     622,150    2,622,988
------------------------------------------------------------------------------------------------------------------------------------
Agilent  Technologies, Inc. (A)      COMMON    00846U101     150,873     7,428,525   1,552,500   5,876,025   1,552,500    5,876,025
------------------------------------------------------------------------------------------------------------------------------------
Air Products & Chemicals (APD)       COMMON    009158106      72,819     1,127,398      76,500   1,050,898      76,500    1,050,898
------------------------------------------------------------------------------------------------------------------------------------
Baker Hughes Inc. (BHI)              COMMON    057224107      57,310     1,572,722     165,500   1,407,222     165,500    1,407,222
------------------------------------------------------------------------------------------------------------------------------------
Boeing Company (BA)                  COMMON    097023105      93,664     2,203,850     375,500   1,828,350     375,500    1,828,350
------------------------------------------------------------------------------------------------------------------------------------
Bruker Corp (BRKR)                   COMMON    116794108       9,718       1049500     730,000     319,500     730,000      319,500
------------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe (BNI)   COMMON    12189T104      53,414       726,320           -     726,320           -      726,320
------------------------------------------------------------------------------------------------------------------------------------
Citigroup Inc. (C)                   COMMON    172967101       7,120     2,397,292     585,000   1,812,292     585,000    1,812,292
------------------------------------------------------------------------------------------------------------------------------------
CSX Corp (CSX)                       COMMON    126408103      24,250       700,250           -     700,250           -      700,250
------------------------------------------------------------------------------------------------------------------------------------
Devon Energy Corp (DVN)              COMMON    25179M103      98,229     1,802,358     312,000   1,490,358     312,000    1,490,358
------------------------------------------------------------------------------------------------------------------------------------
EQT Corporation (EQT)                COMMON    26884L109      74,406     2,131,376     370,000   1,761,376     370,000    1,761,376
------------------------------------------------------------------------------------------------------------------------------------
FedEx Corp (FDX)                     COMMON    31428X106     168,303     3,025,947     617,600   2,408,347     617,600    2,408,347
------------------------------------------------------------------------------------------------------------------------------------
Hartford Financial (HIG)             COMMON    416515104      24,812     2,090,327     792,750   1,297,577     792,750    1,297,577
------------------------------------------------------------------------------------------------------------------------------------
Hexcel Corp (HXL)                    COMMON    428291108         810         85000      85,000           -      85,000            -
------------------------------------------------------------------------------------------------------------------------------------
Hugoton Royalty Tr (HGT)             COMMON    444717102       3,557        246000     225,000      21,000     225,000       21,000
------------------------------------------------------------------------------------------------------------------------------------
Norfolk Southern Corp (NSC)          COMMON    655844108      33,127       879,400      38,500     840,900      38,500      840,900
------------------------------------------------------------------------------------------------------------------------------------
Pall Corp (PLL)                      COMMON    696429307      58,124       2188386     562,968   1,625,418     562,968    1,625,418
------------------------------------------------------------------------------------------------------------------------------------
Plains All Amer Pipeline LP (PAA)    COMMON    726503105       5,957       140,000      20,000     120,000      20,000      120,000
------------------------------------------------------------------------------------------------------------------------------------
RHJ International (RHJIF)            COMMON    749561205      10,412     1,632,025   1,198,900     433,125   1,198,900      433,125
------------------------------------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc. (COL)         COMMON    774341101      55,006     1,318,143     168,000   1,150,143     168,000    1,150,143
------------------------------------------------------------------------------------------------------------------------------------
Smurfit Stone (SSCCQ)                COMMON    832727101         575     3,385,000   2,455,000     930,000   2,455,000      930,000
------------------------------------------------------------------------------------------------------------------------------------
Spirit Aerosystems (SPR)             COMMON    848574109      13,353       971,800      50,000     921,800      50,000      921,800
------------------------------------------------------------------------------------------------------------------------------------
Thermo Fisher Scientific (TMO)       COMMON    883556102      52,029     1,276,160     165,000   1,111,160     165,000    1,111,160
------------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp (UNP)             COMMON    907818108     143,619     2,758,716     440,400   2,318,316     440,400    2,318,316
------------------------------------------------------------------------------------------------------------------------------------
Unum Group (UNM)                     COMMON    91529Y106         159        10,000           -      10,000           -       10,000
------------------------------------------------------------------------------------------------------------------------------------
Varian Inc. (VARI)                   COMMON    922206107      35,885       910,100     344,500     565,600     344,500      565,600
------------------------------------------------------------------------------------------------------------------------------------
Williams Companies (WMB)             COMMON    969457100      33,144     2,123,225     190,000   1,933,225     190,000    1,933,225
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Xerox Corp (XRX)                     COMMON    984121103      36,671     5,659,161     417,500   5,241,661     417,500    5,241,661
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